Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We recognize the security of our banking operations is critical to protecting our customers, maintaining our reputation and preserving the value of the Company. Our board of directors is actively involved in oversight of the Company’s risk management program, and cybersecurity represents an important component of the Company's overall approach to enterprise risk management ("ERM"). The Company maintains a cybersecurity and information technology ("IT") risk management program designed to prevent, detect and respond to information security threats, which is fully integrated into the Company’s ERM program.
Our cybersecurity and IT risk management program is based on recognized frameworks established by the National Institute of Standards and Technology ("NIST") Cybersecurity Framework, as well as the banking-specific framework from the Federal Financial Institution Examination Council’s ("FFIEC’s") Cybersecurity Assessment Tool. The Company’s program is led by our Director of Information Technology and Information Security Officer, whose teams are responsible for leading short-term and long-term enterprise-wide cybersecurity strategy, policy, standards, monitoring, architecture and processes. Our Director of Information Technology and Information Security Officer has over fifteen years of experience in the field of cybersecurity and over a decade of experience leading cybersecurity oversight in the banking industry.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We recognize the security of our banking operations is critical to protecting our customers, maintaining our reputation and preserving the value of the Company. Our board of directors is actively involved in oversight of the Company’s risk management program, and cybersecurity represents an important component of the Company's overall approach to enterprise risk management ("ERM"). The Company maintains a cybersecurity and information technology ("IT") risk management program designed to prevent, detect and respond to information security threats, which is fully integrated into the Company’s ERM program.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Although it is management's job to assess and manage our Company's exposure to risk, our board of directors oversees our Company's ERM, including cybersecurity and IT risks and threats, and establishes policies that govern the process. Our board conducts much of its risk oversight activities through our Audit Committee, which works closely with our Chief Risk Officer and Internal Audit Manager. The Audit Committee has primary management responsibility for oversight of operations, technology and operational risk, including information security, fraud, vendor, data protection and privacy, business continuity and cybersecurity risks. Our Audit Committee meets at least quarterly with our Chief Risk Officer, Internal Audit Manager and other members of management to assess, among other things, cyber threats or risks to align the Company for effective cybersecurity risk management and reporting. The Audit Committee receives quarterly reports from our Internal Audit Manager and Director of Information Technology and Information Security Officer on, among other things, the Company's cyber risks and threats, the status of projects to strengthen the Company's information security program, the emerging threat landscape and key metrics from cybersecurity systems and monitoring. Our Chief Risk Officer provides a presentation on ERM to the full board at least once annually. From time to time our Audit Committee also receives updates between meetings from our Chief Risk Officer, Chief Executive Officer, Chief Financial Officer and other members of management relating to risk oversight matters.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board conducts much of its risk oversight activities through our Audit Committee, which works closely with our Chief Risk Officer and Internal Audit Manager.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee has primary management responsibility for oversight of operations, technology and operational risk, including information security, fraud, vendor, data protection and privacy, business continuity and cybersecurity risks.
Cybersecurity Risk Role of Management [Text Block]	Our cybersecurity and IT risk management program is based on recognized frameworks established by the National Institute of Standards and Technology ("NIST") Cybersecurity Framework, as well as the banking-specific framework from the Federal Financial Institution Examination Council’s ("FFIEC’s") Cybersecurity Assessment Tool. The Company’s program is led by our Director of Information Technology and Information Security Officer, whose teams are responsible for leading short-term and long-term enterprise-wide cybersecurity strategy, policy, standards, monitoring, architecture and processes. Our Director of Information Technology and Information Security Officer has over fifteen years of experience in the field of cybersecurity and over a decade of experience leading cybersecurity oversight in the banking industry.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Company’s program is led by our Director of Information Technology and Information Security Officer, whose teams are responsible for leading short-term and long-term enterprise-wide cybersecurity strategy, policy, standards, monitoring, architecture and processes.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our Director of Information Technology and Information Security Officer has over fifteen years of experience in the field of cybersecurity and over a decade of experience leading cybersecurity oversight in the banking industry.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our Audit Committee meets at least quarterly with our Chief Risk Officer, Internal Audit Manager and other members of management to assess, among other things, cyber threats or risks to align the Company for effective cybersecurity risk management and reporting. The Audit Committee receives quarterly reports from our Internal Audit Manager and Director of Information Technology and Information Security Officer on, among other things, the Company's cyber risks and threats, the status of projects to strengthen the Company's information security program, the emerging threat landscape and key metrics from cybersecurity systems and monitoring. Our Chief Risk Officer provides a presentation on ERM to the full board at least once annually. From time to time our Audit Committee also receives updates between meetings from our Chief Risk Officer, Chief Executive Officer, Chief Financial Officer and other members of management relating to risk oversight matters.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true